Branden T. Burningham
                               Attorney at Law
                         455 East 500 South, Suite 205
                           Salt Lake City, Utah 84111

ADMITTED IN UTAH AND CALIFORNIA                 TELEPHONE:  (801) 363-7411
                                                FACSIMILE:  (801) 355-7126


November 9, 2005


Jim B. Rosenberg
U.S. Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, NW
Washington, DC 20549


Re: Birch Financial, Inc., a Nevada corporation (the "Company")

    Annual Report on Form 10-KSB-A2 for the calendar year ended December 31,
    2004

    Commission File No. 000-50145


Dear Mr. Rosenberg:

     Attached hereto is the above-referenced Form, which has been prepared in response to your comment letter dated October 20, 2005. The margins of the amended Form have been marked to indicate the revisions that have been made in response to your comment letter, with the numbers in the margins corresponding to the paragraph numbers of your letter and this letter. The paragraphs containing these revisions have also been marked with the standard and tags.

     1. The first paragraph under the heading "Management's Discussion and Analysis or Plan of Operation" has been revised to provide the Company's revenue figures for the calendar year ended December 31, 2003. A new second paragraph has also been added to discuss the reasons for these increases. As stated therein, the revenue increases were due solely to increased sales in the 2004 calendar year.

     The disclosure under "Liquidity and Capital Resources" has also been revised to provide the comparative receivables figures for 2004 and 2003, with the year-to-year increase being attributable to increased sales.

     2. The independent auditor's report has been revised to state that the audit was conducted in accordance with the standards established by the PCAOB.

     3. The disclosure under the heading "Controls and Procedures" has been revised to clarify management's conclusion that the Company's controls and procedures are effective.

     4. Exhibits 31.1 and 31.2 have been revised in accordance with Comment No. 4 of your letter.
     Finally, the Company has deleted the references to its planned future involvement in making revolving loans and lines of credit, as it no longer has any intention of expanding into these areas in the near future.

     Please contact me with any further comments or questions you may have.

                                             Sincerely yours,

                                             /s/ Branden T. Burningham

                                             Branden T. Burningham